Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 10,008	$ 12,572
Cash and cash equivalents held in Reserve Fund	14,209	16,522
Short-term investments	2,922	10,493
Short-term investments held in Reserve Fund	11,802	16,982
Digital assets		949
Trade receivables	19	706
Customer funds	6,555	3,242
Prepaid expenses and other receivables	2,426	2,029
Receivables for sale of subsidiary	5,265
Total current assets	53,206	63,495
Non-current assets:
Long-term investments held in Reserve Fund	8,314	901
Long-term investments	490	893
Digital assets	985
Property and equipment, net	185	341
Intangible assets, net	1,483	3,297
Goodwill	1,017	2,253
Right-of-use-assets, net	223	739
Total non-current assets	12,697	8,424
Total Assets	65,903	71,919
Current liabilities:
Accounts payable and accrued expenses	1,570	2,900
Funds due to customers	6,555	3,242
Deferred revenue		85
Lease liability	228	390
INX Token liability	25,833	54,120
INX Token warrant liability	660	1,240
Total current liabilities	34,846	61,977
Non-current liabilities:
Lease liability		479
Total non-current liabilities		479
Equity
Ordinary shares of GBP 0.001 par value; Authorized: 100,000,000 shares at December 31, 2024 and 2023; Issued and Outstanding: 47,635,875 shares.	60	60
Share premium	49,474	49,474
Contribution to equity by controlling shareholder	9,908	8,696
Other comprehensive income (loss)	591	(144)
Accumulated deficit	(28,976)	(48,623)
Total Equity	31,057	9,463
Total Liabilities and Equity	$ 65,903	$ 71,919